Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of the significant components of the Company's deferred taxes

Significant components of the Company's deferred taxes were as follows at December 31:

	2012	2011
Current deferred tax assets (liabilities):
Accounts receivable	$43	$(2,197)
Accrual to cash	(48,850)	(42,420)
Accrued liabilities	17,407	14,683
Credit carryforwards	381	2,295
Net operating loss carryforwards	7,451	51,867

Net current deferred tax (liabilities) assets	(23,568)	24,228

Long-term deferred tax (liabilities) assets:
Intangible assets	(186,685)	(178,773)
Insurance and other long-term liabilities	50,560	43,754
Excess of tax over book depreciation	(43,975)	(48,544)
Net operating loss carryforwards	31,653	40,582
Credit carryforwards	2,048	—
Valuation allowance	(10,362)	(8,327)

Net long-term deferred tax liabilities	(156,761)	(151,308)

Net deferred tax liabilities	$(180,329)	$(127,080)

Schedule of the reconciliation of beginning and ending amount of unrecognized tax benefits

Predecessor:
Balance as of January 1, 2011	$3,301
Additions for tax positions of prior years	2,178

Balance as of May 24, 2011	5,479

Successor:
Additions for tax positions of prior years	1,552
Reductions for tax positions of prior years	(6,068)

Balance as of January 1, 2012	$963
Additions for tax positions of prior years	5,397
Reductions for tax positions of prior years	(1,896)
Reductions for tax positions due to lapse of statute of limitations	(997)

Balance as of December 31, 2012	$3,467

Schedule of the components of income tax expense

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Current tax expense
State	$5,131	$2,212	$4,835	$14,499
Federal	34,965	(220)	22,285	63,200

Total	40,096	1,992	27,120	77,699

Deferred tax expense
State	1,004	(266)	(1,596)	(5,252)
Federal	(13,637)	7,602	(6,282)	6,679

Total	(12,633)	7,336	(7,878)	1,427

Total tax expense
State	6,135	1,946	3,239	9,247
Federal	21,328	7,382	16,003	69,879

Total	$27,463	$9,328	$19,242	$79,126

Schedule of the reconciliation of provision for income taxes at the federal statutory rate compared to the Company's effective tax rate

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Income tax expense at the statutory rate	$23,895	$7,725	$13,969	$73,798
Increase in income taxes resulting from:
State taxes, net of federal	4,218	1,450	2,730	8,749
Audit settlements and tax filings	(638)	(331)	40	(356)
Buyout transaction costs	—	—	4,606	—
Hire credits	—	—	(806)	—
Other	(12)	484	(1,297)	(3,065)

Provision for income taxes	$27,463	$9,328	$19,242	$79,126